S000027380 [Member] Performance Management - AB High Income Municipal Portfolio	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over ten years; and
•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Portfolio’s performance changed from year to year over ten years; andhow the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2025, the year-to-date unannualized return for Class A shares was ‑1.10%.

Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 10.15%, 4th quarter, 2023; and Worst Quarter was down -7.60%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax Returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax Returns:–Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
Performance Availability Website Address [Text]	www.abfunds.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	(1.10%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.15%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.60%)
Lowest Quarterly Return, Date	Mar. 31, 2022